Current Assets - Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Current Assets - Inventories [Abstract]
Schedule of inventories
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Finished goods - at cost	838,658	490,990	569,740